STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIT) - USD ($)	Total	Issuance During Period 1st	Issuance During Period 2nd	Common Stock	Common Stock Issuance During Period 1st	Common Stock Issuance During Period 2nd	Additional Paid in Capital	Additional Paid in Capital Issuance During Period 1st	Additional Paid in Capital Issuance During Period 2nd	Accumulated Deficit	Accumulated Deficit Issuance During Period 1st	Accumulated Deficit Issuance During Period 2nd
Beginning Balance at May. 31, 2013	$ (8,496,871)			$ 189			$ 53,237,993			$ (61,735,053)
Beginning Balance (in shares) at May. 31, 2013				18,926,683
Shared-based Expense (in shares)				0
Shared-based Expense	7,228,008			$ 0			7,228,008			0
Common stock issued (in shares)					9,369,565	471,334
Common stock issued		$ 2,155,000	$ 2,781,603		$ 94	$ 5		$ 2,154,906	$ 2,781,598		$ 0	$ 0
Net loss	(11,852,229)			0			0			(11,852,229)
Ending balance at May. 31, 2014	(8,184,489)			$ 288			65,402,505			(73,587,282)
Ending balance (in shares) at May. 31, 2014				28,767,582
Shared-based Expense (in shares)				0
Shared-based Expense	7,215,831			$ 0			7,215,831			0
Net loss	(11,619,796)			0			0			(11,619,796)
Ending balance at May. 31, 2015	$ (12,588,454)			$ 288			$ 72,618,336			$ (85,207,078)
Ending balance (in shares) at May. 31, 2015				28,767,582